Trading derivatives (Tables)	12 Months Ended
Dec. 31, 2021
Derivatives [Abstract]
Schedule of fair value of derivatives by type of risk
The detail of the notional amounts and the market values of the trading derivatives held by the Group in 2021, 2020 and 2019 is as follows:

EUR million
	2021		2020		2019
	Notional amount	Market value	Notional amount	Market value	Notional amount	Market value
Trading derivatives
Interest rate risk
Forward rate agreements	147,603	(11)	515,889	—	218,252	(8)
Interest rate swaps	3,920,945	1,931	3,789,169	3,638	4,322,199	2,573
Options, futures and other derivatives	508,723	(228)	698,500	(891)	794,140	(907)
Credit risk
Credit default swaps	13,571	436	12,378	(133)	23,701	(71)
Foreign currency risk
Foreign currency purchases and sales	329,781	(664)	304,280	(45)	325,720	(441)
Foreign currency options	49,680	(114)	45,074	(7)	44,763	(182)
Currency swaps	430,644	(1,293)	394,178	(814)	379,176	(1,162)
Securities and commodities derivatives and other	69,850	669	70,861	920	61,966	579
Total	5,470,797	726	5,830,329	2,668	6,169,917	381